May 2011

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re: Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 1

File No. 033-07724

Massachusetts Mutual Variable Annuity Separate Account 2

File No. 033-07723

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Company”) and Massachusetts Mutual Variable Annuity Separate Accounts 1 & 2 (the “Separate Accounts”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information (“SAI”) for certain deferred variable annuity contracts offered by the Company through the Separate Accounts otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in post-effective amendment number 26 to the Form N-4 registration statement for the Separate Accounts that was filed electronically with the Securities and Exchange Commission on or about April 26, 2011.

Sincerely,

/s/ Gary F. Murtagh
Gary F. Murtagh
Assistant Vice President and Counsel